Trade and other receivables - Aging of Trade Receivables (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Trade Receivables [Line Items]
Trade receivables	€ 487.8	€ 505.1
Reduction in trade-terms	(192.1)	(222.2)
Total trade receivables	295.7	282.9
Not past due
Trade Receivables [Line Items]
Trade receivables	390.9	448.2
Past due less than 1 month
Trade Receivables [Line Items]
Trade receivables	67.6	31.9
Past due 1 to 3 months
Trade Receivables [Line Items]
Trade receivables	16.4	15.8
Past due 3 to 6 months
Trade Receivables [Line Items]
Trade receivables	3.5	6.4
Past due more than 6 months
Trade Receivables [Line Items]
Trade receivables	9.4	2.8
Gross
Trade Receivables [Line Items]
Trade receivables	491.6	509.0
Gross | Not past due
Trade Receivables [Line Items]
Trade receivables	391.0	448.6
Gross | Past due less than 1 month
Trade Receivables [Line Items]
Trade receivables	67.7	32.0
Gross | Past due 1 to 3 months
Trade Receivables [Line Items]
Trade receivables	16.4	16.0
Gross | Past due 3 to 6 months
Trade Receivables [Line Items]
Trade receivables	3.6	6.8
Gross | Past due more than 6 months
Trade Receivables [Line Items]
Trade receivables	12.9	5.6
Impairment
Trade Receivables [Line Items]
Trade receivables	(3.8)	(3.9)
Impairment | Not past due
Trade Receivables [Line Items]
Trade receivables	(0.1)	(0.4)
Impairment | Past due less than 1 month
Trade Receivables [Line Items]
Trade receivables	(0.1)	(0.1)
Impairment | Past due 1 to 3 months
Trade Receivables [Line Items]
Trade receivables	0.0	(0.2)
Impairment | Past due 3 to 6 months
Trade Receivables [Line Items]
Trade receivables	(0.1)	(0.4)
Impairment | Past due more than 6 months
Trade Receivables [Line Items]
Trade receivables	€ (3.5)	€ (2.8)